Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended		12 Months Ended			0 Months Ended			12 Months Ended				12 Months Ended	3 Months Ended		0 Months Ended						0 Months Ended		0 Months Ended
	May 25, 2014 Senior Notes Adjustment	May 25, 2014 Senior Notes Maximum	May 25, 2014 6.200% senior notes due October 2017	May 25, 2014 6.800% senior notes due October 2037 Senior Notes	May 25, 2014 Revolving Credit Agreement Commercial Paper	Oct. 24, 2013 Revolving Credit Agreement Revolving Credit Facility	Oct. 23, 2013 Revolving Credit Agreement Revolving Credit Facility	May 25, 2014 Revolving Credit Agreement Revolving Credit Facility	May 25, 2014 4.500% senior notes due October 2021 Senior Notes	May 25, 2014 6.200% senior notes due October 2017 Senior Notes	May 25, 2014 Libor Revolving Credit Agreement Revolving Credit Facility	May 25, 2014 Base Rate Loans Revolving Credit Agreement Revolving Credit Facility	May 25, 2014 Revolving Credit Facility Eurodollar Revolving Credit Agreement	Aug. 24, 2014 Long-term Debt Scenario, Forecast	Aug. 24, 2014 Long-term Debt Scenario, Forecast 7.125% debentures due February 2016	Jul. 01, 2014 Senior Notes Subsequent Event	Jun. 30, 2014 Senior Notes Subsequent Event	Jun. 30, 2014 Senior Notes Subsequent Event 4.500% senior notes due October 2021	Jun. 30, 2014 Senior Notes Subsequent Event 3.350% senior notes due November 2022	Jun. 30, 2014 Senior Notes Subsequent Event 6.000% senior notes due August 2035	Jun. 30, 2014 Senior Notes Subsequent Event 6.200% senior notes due October 2017	Jun. 30, 2014 Senior Notes Subsequent Event 3.790% senior notes due August 2019	Jun. 30, 2014 Senior Notes Subsequent Event 3.790% senior notes due August 2019	Jun. 30, 2014 Senior Notes Subsequent Event 4.520% senior notes due August 2024	Jun. 30, 2014 Senior Notes Subsequent Event 4.520% senior notes due August 2024
Debt Instruments [Line Items]
Maximum borrowing available under the credit facility								$ 750,000,000.0
Total debt to total capitalization ratio								0.75
Expiration date of credit facility						Oct. 24, 2018	Oct. 03, 2016
Base interest rate percentage of revolving credit facility in addition to federal funds rate (percentage)								0.50%
Debt instrument, basis spread on variable rate													1.00%
Applicable interest rate assuming a BBB equivalent credit rating level (percentage)											1.30%	0.30%
Amount outstanding under credit facility					207,600,000			0
Remaining credit available								542,400,000
Face amount of debt				300,000,000.0					400,000,000	500,000,000.0
Interest rate of debt (percentage)			6.20%	6.80%					4.50%	6.20%					7.125%			4.50%	3.35%	6.00%	6.20%		3.79%		4.52%
Maturity date of debt			Oct. 31, 2017	Oct. 01, 2037					Oct. 01, 2021	Oct. 01, 2017
Maximum range of interest rate adjustment on funds borrowed (percentage)		2.00%
Adjustments made to interest rates on funds borrowed	0
Extinguishment of Debt, Amount														$ 1,000,000,000	$ 100,000,000.0	$ 610,000,000.0	$ 600,000,000.0					$ 80,000,000		$ 210,000,000